Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-Sale, Realized Gain	$ 159,000,000,000
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions | security	211	83
Debt Securities, Available-for-Sale	$ 550,148,000	$ 682,849,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	201,667,000	240,863,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	15,808,000	3,855,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	288,502,000	84,913,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	39,232,000	1,801,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	490,169,000	325,776,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	55,040,000	5,656,000
Student Loan Pools
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	24,768,000	36,817,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	638,000	216,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	30,684,000	8,827,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	1,071,000	40,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	55,452,000	45,644,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1,709,000	256,000
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8,404,000	15,916,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	121,000	360,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	45,969,000	48,791,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	3,126,000	720,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	54,373,000	64,707,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	3,247,000	1,080,000
Nontaxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8,051,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	719,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	4,929,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	913,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	12,980,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1,632,000
Taxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	14,428,000	28,032,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	3,197,000	413,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	36,342,000	4,343,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	11,283,000	186,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	50,770,000	32,375,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	14,480,000	599,000
MBS
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	146,016,000	160,098,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	11,133,000	2,866,000
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	170,578,000	22,952,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	22,839,000	855,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	316,594,000	183,050,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	33,972,000	3,721,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-Sale	$ 550,148,000	$ 682,849,000